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[SECURITY BENEFIT LOGO]

September 13, 2007

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XVII 1940 Act Registration Number: 811-21481 1933 Act Registration Numbers: 333-111589, 333-124509 CIK: 0001274458 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XVII, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds	0000896435	August 23, 2007
American Century Variable Portfolios, Inc.	0000814680	August 23, 2007
Dreyfus Investment Portfolios	0001056707	August 15, 2007
Dreyfus Variable Investment Fund	0000813383	August 16, 2007
MFS® Variable Insurance Trust	0000918571	August 23, 2007
Neuberger Berman Advisers Management Trust	0000736913	August 20, 2007
Oppenheimer Variable Account Funds	0000752737	August 28, 2007
PIMCO Variable Insurance Trust	0001047304	September 4, 2007
Rydex Variable Trust	0001064046	September 7, 2007
SBL Fund	0000217087	September 4, 2007
The Universal Institutional Funds, Inc.	0001011378	September 6, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001